Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Nov. 30, 2015 USD ($) ship	Nov. 30, 2014 USD ($)
Contingencies [Line Items]
LILO transactions, number of ships with contingent obligations | ship	2
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships
Lease Out And Lease Back Type Transactions
Contingencies [Line Items]
Estimated contingent obligations	$ 382
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants	22
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships	$ 32